UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21763

Name of Fund:  Mid Cap Value Opportunities Portfolio of
               Managed Account Series

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Mid Cap Value Opportunities Portfolio of Managed Account Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2007

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


Mid Cap Value Opportunities Portfolio of Managed Account Series


Schedule of Investments as of July 31, 2006                                                                     (in U.S. dollars)
                                                       Shares
                    Industry                             Held    Common Stocks                                          Value
North America

Canada - 1.7%       Diversified Telecommunication      60,299    BCE, Inc.                                          $   1,377,218
                    Services - 1.7%                       210    Bell Aliant Regional Communications Income Fund            6,529

                                                                 Total Common Stocks in Canada                          1,383,747


United              Aerospace & Defense - 2.0%          9,000    Curtiss-Wright Corp.                                     261,540
States - 91.4%                                         33,000    Goodrich Corp.                                         1,332,210
                                                                                                                    -------------
                                                                                                                        1,593,750

                    Biotechnology - 2.8%                9,800    Cephalon, Inc. (c)                                       644,252
                                                       63,200    Medimmune, Inc. (c)                                    1,604,016
                                                                                                                    -------------
                                                                                                                        2,248,268

                    Capital Markets - 3.0%             47,300    E*Trade Financial Corp. (c)                            1,102,563
                                                       66,800    Janus Capital Group, Inc.                              1,081,492
                                                       11,500    TD Ameritrade Holding Corp.                              188,370
                                                                                                                    -------------
                                                                                                                        2,372,425

                    Commercial Banks - 5.9%            62,800    The Colonial BancGroup, Inc.                           1,595,120
                                                       15,200    Compass Bancshares, Inc.                                 895,888
                                                       34,500    First Midwest Bancorp, Inc.                            1,231,650
                                                       35,800    TD Banknorth, Inc.                                     1,038,200
                                                                                                                    -------------
                                                                                                                        4,760,858

                    Commercial Services &             190,000    Allied Waste Industries, Inc. (c)                      1,930,400
                    Supplies - 4.0%                    82,200    Cendant Corp.                                          1,233,822
                                                                                                                    -------------
                                                                                                                        3,164,222

                    Communications Equipment - 3.3%   169,900    Andrew Corp. (c)                                       1,435,655
                                                      128,900    Tellabs, Inc. (c)                                      1,211,660
                                                                                                                    -------------
                                                                                                                        2,647,315

                    Containers & Packaging - 4.2%      87,800    Owens-Illinois, Inc. (c)                               1,328,414
                                                      159,100    Smurfit-Stone Container Corp. (c)                      1,610,092
                                                        9,500    Temple-Inland, Inc.                                      404,130
                                                                                                                    -------------
                                                                                                                        3,342,636

                    Electronic Equipment &             24,800    Anixter International, Inc.                            1,367,224
                    Instruments - 3.2%                 67,300    Ingram Micro, Inc. Class A (c)                         1,186,499
                                                                                                                    -------------
                                                                                                                        2,553,723

                    Energy Equipment &                 47,200    BJ Services Co.                                        1,711,944
                    Services - 4.2%                     6,100    Diamond Offshore Drilling Inc.                           481,473
                                                       33,500    Rowan Cos., Inc.                                       1,134,645
                                                                                                                    -------------
                                                                                                                        3,328,062

                    Food Products - 0.7%               20,700    Smithfield Foods, Inc. (c)                               588,915

                    Gas Utilities - 1.5%               13,900    Questar Corp.                                          1,231,540

                    Health Care Providers &           220,200    Tenet Healthcare Corp. (c)                             1,303,584
                    Services - 1.6%

                    Health Care Technology - 0.6%      37,861    Emdeon Corp. (c)                                         455,468

                    Hotels, Restaurants &              32,700    OSI Restaurant Partners, Inc.                            944,703
                    Leisure - 1.2%

                    IT Services - 3.9%                 80,900    Convergys Corp. (c)                                    1,543,572
                                                       75,900    Sabre Holdings Corp. Class A                           1,571,130
                                                                                                                    -------------
                                                                                                                        3,114,702

                    Insurance - 2.3%                   82,000    Conseco, Inc. (c)                                      1,869,600

                    Internet Software &                59,100    CNET Networks, Inc. (c)                                  498,804
                    Services - 0.6%

                    Life Sciences Tools &              22,600    Affymetrix, Inc. (c)                                     487,482
                    Services - 1.1%                    11,700    Charles River Laboratories International, Inc. (c)       415,350
                                                                                                                    -------------
                                                                                                                          902,832

                    Machinery - 3.4%                   30,600    AGCO Corp. (c)                                           702,576
                                                       63,900    Timken Co.                                             2,057,580
                                                                                                                    -------------
                                                                                                                        2,760,156

                    Media - 3.0%                       67,900    Interpublic Group of Cos., Inc. (c)                      556,101
                                                       28,726    Liberty Global, Inc. Series C (c)                        608,417
                                                       61,100    Valassis Communications, Inc. (c)                      1,254,383
                                                                                                                    -------------
                                                                                                                        2,418,901

                    Metals & Mining - 1.4%             21,200    Nucor Corp.                                            1,127,204

                    Multi-Utilities - 1.9%             39,900    OGE Energy Corp.                                       1,510,215

                    Multiline Retail - 1.7%            17,400    Dollar General Corp.                                     233,508
                                                       41,300    Dollar Tree Stores, Inc. (c)                           1,098,580
                                                                                                                    -------------
                                                                                                                        1,332,088

                    Oil, Gas & Consumable               2,600    Aventine Renewable Energy Holdings, Inc. (c)              76,960
                    Fuels - 8.3%                       27,100    Cabot Oil & Gas Corp. Class A                          1,429,525
                                                       26,600    Murphy Oil Corp.                                       1,368,836
                                                       43,600    Newfield Exploration Co. (c)                           2,022,168
                                                       33,700    Noble Energy, Inc.                                     1,705,557
                                                                                                                    -------------
                                                                                                                        6,603,046

                    Pharmaceuticals - 2.5%             71,800    Medicis Pharmaceutical Corp. Class A                   1,978,808

                    Real Estate Investment             67,400    Crescent Real Estate EQT Co.                           1,315,648
                    Trusts (REITs) - 5.9%               7,200    Equity Office Properties Trust                           272,952
                                                       82,700    Friedman Billings Ramsey Group, Inc. Class A             759,186
                                                       39,000    New Plan Excel Realty Trust                            1,010,880
                                                       33,900    Rayonier, Inc.                                         1,349,559
                                                                                                                    -------------
                                                                                                                        4,708,225

                    Road & Rail - 1.6%                 61,700    JB Hunt Transport Services, Inc.                       1,269,169

                    Semiconductors & Semiconductor     27,600    Micron Technology, Inc. (c)                              430,284
                    Equipment - 0.5%

                    Software - 4.3%                    38,350    Hyperion Solutions Corp. (c)                           1,194,986
                                                      238,100    Novell, Inc. (c)                                       1,545,269
                                                       85,500    TIBCO Software, Inc. (c)                                 680,580
                                                                                                                    -------------
                                                                                                                        3,420,835

                    Specialty Retail - 6.1%            60,000    Foot Locker, Inc.                                      1,630,200
                                                       97,400    The Gap, Inc.                                          1,689,890
                                                       61,000    RadioShack Corp.                                         986,370
                                                       24,400    TJX Cos., Inc.                                           594,628
                                                                                                                    -------------
                                                                                                                        4,901,088

                    Thrifts & Mortgage                 67,100    Sovereign Bancorp, Inc.                                1,384,944
                    Finance - 3.2%                     24,300    Webster Financial Corp.                                1,145,988
                                                                                                                    -------------
                                                                                                                        2,530,932

                    Trading Companies &                43,600    United Rentals, Inc. (c)                               1,217,312
                    Distributors - 1.5%

                                                                 Total Common Stocks in the United States              73,129,670

                                                                 Total Common Stocks in North America - 93.1%          74,513,417



Western Europe

Netherlands - 1.5%  Construction & Engineering - 1.5%  49,100    Chicago Bridge & Iron Co. NV                           1,191,166

                                                                 Total Common Stocks in the Netherlands                 1,191,166


Switzerland - 1.9%  Biotechnology - 1.9%               89,500    Serono SA (a)                                          1,511,655

                                                                 Total Common Stocks in Switzerland                     1,511,655

                                                                 Total Common Stocks in Western Europe - 3.4%           2,702,821

                                                                 Total Common Stocks
                                                                 (Cost - $77,365,560) - 96.5%                          77,216,238


                                                                 Exchange-Traded Funds
North America

United States - 2.6%                                    8,000    iShares Dow Jones US Real Estate Index Fund              590,000
                                                       12,700    iShares Dow Jones US Utilities Sector Index Fund       1,052,449
                                                        4,100    iShares Goldman Sachs Natural Resources Index Fund       416,970

                                                                 Total Exchange-Traded Funds
                                                                 (Cost - $1,876,168) - 2.6%                             2,059,419


                                                   Beneficial
                                                     Interest    Short-Term Securities
                                                $     615,092    Merrill Lynch Liquidity Series, LLC
                                                                 Cash Sweep Series I, 5.07% (b)(d)                        615,092

                                                                 Total Short-Term Securities
                                                                 (Cost - $615,092) - 0.8%                                 615,092

                                                                 Total Investments (Cost - $79,856,820*) - 99.9%       79,890,749
                                                                 Other Assets Less Liabilities - 0.1%                     120,455
                                                                                                                    -------------
                                                                 Net Assets - 100.0%                                $  80,011,204
                                                                                                                    =============


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $     80,085,990
                                                   ================
    Gross unrealized appreciation                  $      4,509,887
    Gross unrealized depreciation                       (4,705,128)
                                                   ----------------
    Net unrealized depreciation                    $      (195,241)
                                                   ================


(a) Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net            Interest
    Affiliate                                   Activity          Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                   $  (1,185,725)     $  16,577


(c) Non-income producing security.

(d) Represents the current yield as of July 31, 2006.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Mid Cap Value Opportunities Portfolio of Managed Account Series


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Mid Cap Value Opportunities Portfolio of Managed Account Series


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Mid Cap Value Opportunities Portfolio of Managed Account Series


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Mid Cap Value Opportunities Portfolio of Managed Account Series


Date:  September 20, 2006